Recoverable Cash Advances (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Current and Non-current Portion Cash Advances

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Non-current portion	4 538	4 139
Current portion	613	346

Total Recoverable Cash Advances	5 151	4 484